Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed income:
Available-for-sale, at fair value (amortized cost - $1,085,728 in 2011 and $1,093,869 in 2010)	$ 1,146,317	$ 1,132,064
Held-to-maturity, at amortized cost (fair value - $260,981 in 2011 and $303,384 in 2010)	260,226	309,258
Trading, at fair value (amortized cost - $7 in 2011 and $13 in 2010)	7	15
Equity securities available-for-sale, at fair value (cost - $269,400 in 2011 and $213,069 in 2010)	388,689	321,897
Short-term investments, at cost which approximates fair value	23,865	39,787
Cash	81,184	0
Total investments and cash	1,900,288	1,803,021
Accrued investment income	13,865	14,615
Premiums and reinsurance balances receivable, net of allowances for uncollectible amounts of $13,653 in 2011 and $14,128 in 2010	124,496	107,391
Ceded unearned premiums	61,629	62,631
Reinsurance balances recoverable on unpaid losses and settlement expenses, net of allowances for uncollectible amounts of $14,820 in 2011 and $15,065 in 2010	353,805	354,163
Deferred policy acquisition costs, net	52,105	40,242
Property and equipment, at cost, net of accumulated depreciation of $45,647 in 2011 and $38,703 in 2010	20,104	18,370
Investment in unconsolidated investee	49,968	43,358
Goodwill	60,482	26,214
Other assets	18,092	10,394
Total assets	2,654,834	2,480,399
Liabilities:
Unpaid losses and settlement expenses	1,150,714	1,173,943
Unearned premiums	341,267	301,537
Reinsurance balances payable	50,861	23,851
Funds held	110,555	32,072
Income taxes - deferred	37,867	21,962
Bonds payable, long-term debt	100,000	100,000
Accrued expenses	58,883	42,436
Other liabilities	12,053	15,447
Total liabilities	1,862,200	1,711,248
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627	32,318
Paid-in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury stock, at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders' equity	792,634	769,151
Total liabilities and shareholders' equity	$ 2,654,834	$ 2,480,399